RESEARCH EXPENSES (Tables)	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Schedule Of Research Expenses

	Year ended March 31,
	2024	2023
	$	$
Advancement of development programs	22,799	14,360
Payroll and benefits	8,319	8,830
Professional and consulting fees	210	1,159
Lab and administration	1,034	1,142
Total	32,362	25,491